Annual Total Returns (Bar Chart) - Growth Equity Trust (Growth Equity Trust, Series NAV, Growth Equity Trust)	12 Months Ended
May 01, 2011
Growth Equity Trust | Series NAV, Growth Equity Trust
Bar Chart Table:
2009	32.59%
2010	17.07%